Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net income	$ 225,877	$ 85,723	$ 2,598
Adjustments to reconcile net income to net cash flows provided by operating activities:
Finance lease revenue	(618)
Finance lease revenue		(675)	(731)
Equity (earnings) loss from unconsolidated subsidiary	(2,717)	54	(496)
Gain on sale of aircraft	(97,323)	(13,398)	(3,926)
Depreciation	140,798	144,084	133,227
Aircraft impairment	0	0	22,000
Amortization of debt discounts and debt issuance costs	9,906	9,455	7,955
Amortization of lease incentives and other items	6,152	11,409	9,303
Loss on modification and extinguishment of debt	9,590	2,474	23,309
Unrealized foreign exchange (gain) loss	(271)	(563)	2,305
Provision for deferred income taxes	20,449	9,864	5,178
Loss (gain) on derivative instruments	3,224	(1,269)	(478)
Security deposits and maintenance payment liability recognized into earnings	(47,890)	(15,597)	(16,268)
Distributions from unconsolidated subsidiary	2,727	2,131	0
Cash receipts from maintenance rights	4,637	3,013	0
Maintenance rights recognized into earnings	0	0	465
Changes in operating assets and liabilities:
Rent receivables	(10,668)	(12,866)	(4,251)
Other assets	(2,160)	(4,119)	(2,599)
Payable to related parties	5,615	2,378	(10,126)
Accounts payable, accrued liabilities and other liabilities	4,842	18,982	11,588
Net cash flows provided by operating activities	272,170	241,080	179,053
Cash Flows from Investing Activities
Distributions from unconsolidated subsidiary	2,639	3,103	0
Rent received from finance lease	1,800	1,800	1,880
Net payments for derivative settlements	(3,208)	0	0
Investment income from equity certificates	1,603	0	0
Purchase of equity certificates	(10,481)	(5,747)	0
Purchase of flight equipment	(319,995)	(934,481)	(434,122)
Proceeds from sale of aircraft, net	824,116	177,702	21,750
Capitalized interest on Portfolio B orderbook	(4,893)	0	0
Purchase price allocated to Portfolio B orderbook value	0	(80,450)	0
Payments for aircraft improvement	(8,085)	(6,779)	(7,357)
Payments for lessor maintenance obligations	(2,110)	(8,601)	(12,564)
Net cash flows provided by (used in) investing activities	481,386	(853,453)	(430,413)
Cash Flows from Financing Activities
Security deposits received	4,369	15,042	7,196
Security deposits returned	(4,617)	(8,716)	(3,554)
Maintenance payment liability receipts	60,744	84,102	75,765
Maintenance payment liability disbursements	(22,567)	(15,495)	(14,303)
Net swap termination payments	0	1,801	0
Debt modification and extinguishment costs	(2,052)	301	(17,396)
Debt issuance costs	(342)	(3,619)	(1,464)
Proceeds from unsecured borrowings	0	0	295,150
Repayment of unsecured borrowings	0	0	(375,000)
Proceeds from secured borrowings	0	826,396	513,459
Repayment of secured borrowings	(698,989)	(482,703)	(326,909)
Net proceeds from issuance of shares	0	19,624	0
Shares repurchased	(32,871)	0	(57,286)
Net cash flows (used in) provided by financing activities	(696,325)	436,733	95,658
Effect of exchange rate changes on unrestricted and restricted cash and cash equivalents	(8)	(95)	430
Net increase (decrease) in unrestricted and restricted cash and cash equivalents	57,223	(175,735)	(155,272)
Unrestricted and restricted cash and cash equivalents at beginning of year	281,080	456,815	612,087
Unrestricted and restricted cash and cash equivalents at end of year	338,303	281,080	456,815
Reconciliation to Consolidated Balance Sheets:
Cash and cash equivalents at end of year	285,565	180,211	329,105
Restricted cash and cash equivalents	52,738	100,869	127,710
Unrestricted and restricted cash and cash equivalents at end of year	$ 338,303	$ 281,080	$ 456,815